Document and Entity Information	Dec. 31, 2021
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	AIM FUNDS GROUP (INVESCO FUNDS GROUP)
Entity Central Index Key	0000019034
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 16, 2022
Document Effective Date	Jun. 16, 2022
Prospectus Date	Apr. 29, 2022
Invesco Global Core Equity Fund | Class A
Prospectus:
Trading Symbol	AWSAX
Invesco Global Core Equity Fund | Class C
Prospectus:
Trading Symbol	AWSCX
Invesco Global Core Equity Fund | CLASS R5
Prospectus:
Trading Symbol	AWSIX
Invesco Global Core Equity Fund | Class Y
Prospectus:
Trading Symbol	AWSYX
Invesco Global Core Equity Fund | Class R
Prospectus:
Trading Symbol	AWSRX